Net Gratuity Cost (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Service cost	₨ 504.7	$ 8.1	₨ 388.8	₨ 387.2
Interest cost	182.4	2.9	178.7	130.6
Expected return on plan assets	(166.2)	(2.7)	(121.1)	(88.8)
Actuarial (gains)/ losses	(9.1)	(0.1)	(120.4)	(20.4)
Net gratuity cost	₨ 511.8	$ 8.2	₨ 326.0	₨ 408.6